Contents of Significant Accounts - Property, Plant and Equipment (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 150,374,096
Ending balance	132,774,663	$ 4,728,442	$ 150,374,096
Depreciation	46,163,693	$ 1,644,006	47,172,881	$ 49,948,589
Impairment loss			84,974
Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	148,083,855
Ending balance	130,727,527		148,083,855
Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,290,241
Ending balance	2,047,136		2,290,241
Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	918,234,715		907,431,923
Additions	26,420,747		14,579,988
Disposals	6,816,087		8,360,986
Disposal of a subsidiary			161,781
Acquisition of a subsidiary			11,466,543
Transfers and reclassifications	1,969,871		1,055,821
Exchange effect	(5,735,052)		(7,776,793)
Ending balance	934,074,194		918,234,715	907,431,923
Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,537,499		4,604,754
Disposals	179,132		940
Acquisition of a subsidiary			31,075
Transfers and reclassifications			(78,659)
Exchange effect	(6,388)		(18,731)
Ending balance	4,351,979		4,537,499	4,604,754
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(770,150,860)		(737,049,210)
Disposals	(6,269,807)		(8,320,986)
Disposal of a subsidiary			(127,455)
Transfers and reclassifications	(842)		66,871
Exchange effect	(5,838,049)		(4,949,305)
Ending balance	(803,346,667)		(770,150,860)	(737,049,210)
Depreciation	45,304,505		46,347,551
Impairment loss			84,974
Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,247,258)		(2,140,872)
Disposals	(107,240)		(651)
Transfers and reclassifications			(67,285)
Exchange effect	(5,054)		(6,463)
Ending balance	(2,304,843)		(2,247,258)	(2,140,872)
Depreciation	169,879		180,785
Land [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,692,123
Ending balance	1,690,613		1,692,123
Land [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	459,635
Ending balance	459,622		459,635
Land [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,692,123		861,487
Acquisition of a subsidiary			871,700
Exchange effect	(1,510)		(41,064)
Ending balance	1,690,613		1,692,123	861,487
Land [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	459,635		452,915
Acquisition of a subsidiary			7,051
Exchange effect	(13)		(331)
Ending balance	459,622		459,635	452,915
Buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,487,068
Ending balance	17,406,222		19,487,068
Buildings [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,618,235
Ending balance	1,443,766		1,618,235
Buildings [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	38,437,588		35,681,733
Disposals	1,316,833		4,637
Acquisition of a subsidiary			3,087,585
Transfers and reclassifications	109,586		211,285
Exchange effect	27,169		(538,378)
Ending balance	37,257,510		38,437,588	35,681,733
Buildings [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,637,271		2,624,569
Disposals	179,132		623
Acquisition of a subsidiary			24,024
Exchange effect	(6,828)		(10,699)
Ending balance	2,451,311		2,637,271	2,624,569
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,950,520)		(17,549,256)
Disposals	(788,342)		(4,624)
Exchange effect	655		(136,976)
Ending balance	(19,851,288)		(18,950,520)	(17,549,256)
Depreciation	1,688,455		1,542,864
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,019,036)		(915,988)
Disposals	(107,240)		(334)
Exchange effect	(4,705)		(2,868)
Ending balance	(1,007,545)		(1,019,036)	(915,988)
Depreciation	100,454		106,250
Machinery and equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	119,824,607
Ending balance	93,881,980		119,824,607
Machinery and equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	865,547,572		853,481,220
Disposals	5,305,744		8,122,361
Disposal of a subsidiary			161,781
Acquisition of a subsidiary			6,704,236
Transfers and reclassifications	17,142,065		20,723,346
Exchange effect	(5,814,568)		(7,077,088)
Ending balance	871,569,325		865,547,572	853,481,220
Machinery and equipment [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	125,413		207,285
Transfers and reclassifications			(81,872)
Ending balance	125,413		125,413	207,285
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(745,722,965)		(714,286,307)
Disposals	(5,301,373)		(8,105,713)
Disposal of a subsidiary			(127,455)
Transfers and reclassifications			66,682
Exchange effect	(5,824,014)		(4,789,755)
Ending balance	(777,687,345)		(745,722,965)	(714,286,307)
Depreciation	43,089,767		44,307,925
Impairment loss			84,974
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(125,413)		(188,881)
Transfers and reclassifications			(67,295)
Ending balance	(125,413)		(125,413)	(188,881)
Depreciation			3,827
Transportation equipment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,115
Ending balance	12,166		18,115
Transportation equipment [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,909		66,355
Disposals	10,856		3,563
Acquisition of a subsidiary			9
Transfers and reclassifications			3,557
Exchange effect	(155)		(449)
Ending balance	54,898		65,909	66,355
Transportation equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(47,794)		(45,434)
Disposals	(10,412)		(3,563)
Exchange effect	16		(182)
Ending balance	(42,732)		(47,794)	(45,434)
Depreciation	5,334		6,105
Furniture and fixtures [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,458,690
Ending balance	1,193,439		1,458,690
Furniture and fixtures [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	212,371
Ending balance	143,748		212,371
Furniture and fixtures [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,842,124		6,736,916
Disposals	169,716		196,487
Acquisition of a subsidiary			54,978
Transfers and reclassifications	246,622		285,891
Exchange effect	(10,252)		(39,174)
Ending balance	6,908,778		6,842,124	6,736,916
Furniture and fixtures [member] | Cost [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,315,180		1,319,985
Disposals			317
Transfers and reclassifications			3,213
Exchange effect	453		(7,701)
Ending balance	1,315,633		1,315,180	1,319,985
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,383,434)		(5,112,684)
Disposals	(169,680)		(195,766)
Transfers and reclassifications	1,082		(325)
Exchange effect	(12,552)		(21,375)
Ending balance	(5,715,339)		(5,383,434)	(5,112,684)
Depreciation	513,055		488,216
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member] | Operating Leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,102,809)		(1,036,003)
Disposals			(317)
Transfers and reclassifications			10
Exchange effect	(349)		(3,595)
Ending balance	(1,171,885)		(1,102,809)	(1,036,003)
Depreciation	69,425		70,708
Leasehold improvement [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	19,736
Ending balance	13,811		19,736
Leasehold improvement [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	65,883		53,449
Disposals			6,180
Acquisition of a subsidiary			8,372
Transfers and reclassifications	62		11,712
Exchange effect	(2,171)		(1,470)
Ending balance	63,774		65,883	53,449
Leasehold improvement [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(46,147)		(49,580)
Disposals			(5,371)
Transfers and reclassifications	(1,924)		514
Exchange effect	(2,154)		(1,017)
Ending balance	(49,963)		(46,147)	(49,580)
Depreciation	7,894		2,441
Construction in progress and equipment awaiting inspection [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,583,516
Ending balance	16,529,296		5,583,516
Construction in progress and equipment awaiting inspection [member] | Cost [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,583,516		10,550,763
Additions	26,420,747		14,579,988
Disposals	12,938		27,758
Acquisition of a subsidiary			739,663
Transfers and reclassifications	(15,528,464)		(20,179,970)
Exchange effect	66,435		(79,170)
Ending balance	$ 16,529,296		5,583,516	10,550,763
Construction in progress and equipment awaiting inspection [member] | Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance			(5,949)
Disposals			$ (5,949)
Ending balance				$ (5,949)